Share-based awards (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2024:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2023	902,806	$142.96	4.42
Granted	68,380	$325.51
Exercised	(201,654)	$107.30
Outstanding at June 30, 2024	769,532	$168.52	4.55
Exercisable at June 30, 2024	535,883	$134.89	3.81

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Six Months Ended
	June 30, 2024	June 30, 2023
Weighted average grant date fair value	$115.76	$85.12
Assumptions:
Expected volatility	36%	33%
Dividend yield	—%	—%
Risk-free interest rate	4.20%	4.18%
Expected life	4.3 years	5 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the six months ended June 30, 2024:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	105,256	$226.29	621,011	$218.27
Granted	48,626	$325.51	237,539	$318.49
Shares vested	(9,975)	$177.38	(109,885)	$220.87
Forfeited	(72,764)	$252.86	(39,114)	$221.86
Outstanding at June 30, 2024	71,143	$273.79	709,551	$251.22

Schedule of Non-Cash Stock Compensation Expense
Stock compensation expense for the three and six months ended June 30, 2024 and June 30, 2023 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Direct costs	$7,299	$6,420	$14,020	$12,088
Selling, general and administrative	7,665	10,178	14,125	19,269
Total	$14,964	$16,598	$28,145	$31,357